Intangible Assets (Details) - CHF (SFr)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets	SFr 6,765,613	SFr 3,535,240
Additions		3,230,373
Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,482,520	1,482,520
IP & Data rights [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	193,989	146,580
Patent [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets
Additions	239,593
Internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,858,731
At cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	6,765,613	1,629,100
At cost [Member] | Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,482,520	1,482,520
At cost [Member] | IP & Data rights [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	193,989	146,580
At cost [Member] | Patent [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	239,593
Additions
At cost [Member] | Internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,858,731
Additions	2,990,780
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets
Accumulated depreciation and amortisation [member] | Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets
Accumulated depreciation and amortisation [member] | IP & Data rights [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets
Accumulated depreciation and amortisation [member] | Patent [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets
Accumulated depreciation and amortisation [member] | Internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets
Net book value [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	6,765,613	3,535,240
Net book value [member] | Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,482,520	1,482,520
Net book value [member] | IP & Data rights [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	193,989	193,989
Net book value [member] | Patent [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	239,593
Net book value [member] | Internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	SFr 4,849,511	SFr 1,858,731